INVENTORIES, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INVENTORIES, NET
Raw materials	$ 37,190	¥ 258,912	¥ 76,786
Packaging and other supplies	15,116	105,231	53,990
Pre-made food and beverage items	3,074	21,401	19,239
Inventory, net	$ 55,380	¥ 385,544	¥ 150,015